Debt and Lease Obligations (Maturities of Debt by Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	$ 53,623
2013	51,593
2014	50,000
2015	350,000
2016 and thereafter	0
Total	505,216
New Term Loan [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	25,000
2013	50,000
2014	50,000
2015	350,000
2016 and thereafter	0
Total	475,000
Other Debt & Capital Lease [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	28,623
2013	1,593
2014	0
2015	0
2016 and thereafter	0
Total	$ 30,216